Notes Payable - Schedule of Notes Payable (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Promissory Note Dated April10, 2017 with Annual Interest at 12%, Due Between April and July 2022
Notes Payable [Line Items]
Notes payable, commencement date	Apr. 10, 2017	Apr. 10, 2017
Notes payable, annual interest rate	12.00%	12.00%
Notes payable, maturity description	due between April and July 2022	due between April and July 2022
Notes payable, maturity month and year range, start	2022-04	2022-04
Notes payable, maturity month and year range, end	2022-07	2022-07
Promissory Note Dated December 7, 2017 with Annual Interest at 12%, Due December 2021
Notes Payable [Line Items]
Notes payable, commencement date	Dec. 07, 2017	Dec. 07, 2017
Notes payable, annual interest rate	12.00%	12.00%
Notes payable, maturity month and year	2021-12	2021-12